OTHER GAINS / (LOSSES) (Details Narrative) - Blockshine Health Pty Ltd [Member] - AUD ($)	12 Months Ended	13 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Investment in joint venture	$ 250,000	$ 250,000
Ownership interest (as a percent)	49.00%	49.00%